Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Net (Loss) Income Per Share Presented in the Consolidated Statement of Operations

The net (loss) income per share presented in the consolidated statement of operations is based on the following:

	Three months ended June 30, 2024	Three months ended June 30, 2023
Net (loss) income	$(254,323)	$106,798
Less: Monthly extension fees	175,000	150,000
Less: Dividend income on Trust Account to be allocated to redeemable shares	368,183	546,053
Net loss excluding monthly extension fees and dividend income on Trust Account	$(797,506)	$(589,255)
	Six months ended June 30, 2024	Six months ended June 30, 2023
Net (loss) income	$(581,834)	$558,650
Less: Monthly extension fees	400,000	150,000
Less: Dividend income on Trust Account to be allocated to redeemable shares	740,810	1,404,530
Net loss excluding monthly extension fees and dividend income on Trust Account	$(1,722,644)	$(995,880)

The net income (loss) per share presented in the consolidated statement of operations is based on the following:

	Year ended December 31, 2023	Year ended December 31, 2022
Net income (loss)	$483,430	$(675,874)
Accretion of temporary equity to redemption value	—	(12,727,452)
Net income (loss) including accretion of temporary equity to redemption value	$483,430	$(13,403,326)
Less: Monthly extension fees	600,000	—
Less: Income on trust account to be allocated to redeemable shares	2,134,446	1,107,852
Net loss excluding income on trust account	$(2,251,016)	$(14,511,178)

Schedule of Basic and Diluted Net Income (Loss) Per Share
	Three months ended June 30, 2024
	Redeemable shares	Non- redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding dividend income on trust account	$(434,640)	$(362,866)
Dividend income on trust account	368,183	—
Monthly extension fees	175,000	—
Accretion of temporary equity to redemption value	—
Allocation of net income (loss)	$108,543	$(362,866)

Denominators:
Weighted-average shares outstanding	2,499,658	2,086,875
Basic and diluted net income (loss) per share	$0.04	$(0.17)
	Three months ended June 30, 2023
	Redeemable shares	Non- redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding dividend income on trust account	$(390,200)	$(199,055)
Dividend income on trust account	$546,053	$—
Monthly extension fees	$150,000	$—
Accretion of temporary equity to redemption value	$—	$—
Allocation of net income (loss)	$305,853	$(199,055)

Denominators:
Weighted-average shares outstanding	4,090,813	2,086,875
Basic and diluted net income (loss) per share	$0.07	$(0.10)
	Six months ended June 30, 2024
	Redeemable shares	Non- redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding dividend income on trust account	$(945,405)	$(777,239)
Dividend income on trust account	740,810	—
Monthly extension fees	400,000	—
Accretion of temporary equity to redemption value	—
Allocation of net income (loss)	$195,405	$(777,239)

Denominators:
Weighted-average shares outstanding	2,538,398	2,086,875
Basic and diluted net income (loss) per share	$0.08	$(0.37)
	Six months ended June 30, 2023
	Redeemable shares	Non- redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding dividend income on trust account	$(738,008)	$(257,872)
Dividend income on trust account	$1,404,530	$—
Monthly extension fees	$150,000	$—
Accretion of temporary equity to redemption value	$—	$—
Allocation of net income (loss)	$816,522	$(257,872)

Denominators:
Weighted-average shares outstanding	5,972,453	2,086,875
Basic and diluted net income (loss) per share	$0.14	$(0.12)

	Year ended December 31, 2023
	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding income on trust account	$(1,510,972)	$(740,044)
Income on trust account	2,134,446	—
Monthly extension fees	600,000	—
Accretion of temporary equity to redemption value	—	—
Allocation of net income (loss)	$1,223,474	$(740,044)

Denominators:
Weighted-average shares outstanding	4,260,842	2,086,875
Basic and diluted net income (loss) per share	$0.29	$(0.35)
	Year ended December 31, 2022
	Redeemable shares	Non-redeemable shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding income on trust account	$(10,491,992)	$(4,019,186)
Income on trust account	1,107,852	—
Accretion of temporary equity to redemption value	12,727,452	—
Allocation of net income (loss)	$3,343,312	$(4,019,186)

Denominators:
Weighted-average shares outstanding	5,264,384	2,016,637
Basic and diluted net income (loss) per share	$0.64	$(1.99)

Schedule of Assets that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2024	December 31, 2023
Assets:
Cash and cash equivalents held in Trust Account	1	$28,376,781	$28,508,214

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2023	December 31, 2022
Assets:
Cash and cash equivalents held in Trust Account	1	$28,508,214	$81,039,102